CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Note payable related party, net of discount		$ 0	$ 8,277
Convertible notes payable, discount current	$ 675,018	263,018	24,400
Convertible notes payable, discount noncurrent	$ 161,047	$ 274,416	$ 318,779
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	650,000,000	350,000,000	350,000,000
Common stock, shares issued	149,860,845	128,889,309	108,159,556
Common stock, shares outstanding	149,860,845	128,889,309	108,159,556
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	200,000	200,000	200,000
Preferred stock, shares issued	56,671	16,671	16,671
Preferred stock, shares outstanding	56,671	16,671	16,671
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	85,000	85,000	85,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Series C Non Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000	50,000	50,000
Preferred stock, shares issued	0.5	0.5	0.5
Preferred stock, shares outstanding	0.5	0.5	0.5
Special 2020 Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	0	0	0
Series D Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	1,940,417	0
Preferred stock, shares outstanding	1,940,417	0
Special 2025 Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1	1
Preferred stock, shares issued	1	0
Common stock, shares outstanding	1	0